American Century Investments®
Quarterly Portfolio Holdings
Large Cap Equity Fund
July 31, 2025

Large Cap Equity - Schedule of Investments
JULY 31, 2025 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 99.7%
Air Freight and Logistics — 0.3%
FedEx Corp.	56,159	12,550,975
Automobiles — 1.3%
Tesla, Inc.(1)	172,307	53,117,079
Banks — 4.1%
Bank of America Corp.	1,156,943	54,688,695
JPMorgan Chase & Co.	212,842	63,052,314
Regions Financial Corp.	1,876,474	47,531,112
		165,272,121
Beverages — 0.7%
PepsiCo, Inc.	209,433	28,884,999
Biotechnology — 2.0%
AbbVie, Inc.	182,664	34,527,149
Gilead Sciences, Inc.	182,069	20,444,528
Vertex Pharmaceuticals, Inc.(1)	50,536	23,088,383
		78,060,060
Broadline Retail — 4.0%
Amazon.com, Inc.(1)	675,626	158,170,803
Building Products — 1.4%
Johnson Controls International PLC	523,234	54,939,570
Capital Markets — 5.0%
Ameriprise Financial, Inc.	51,411	26,640,666
Blackrock, Inc.	25,230	27,904,632
Intercontinental Exchange, Inc.	122,806	22,698,233
KKR & Co., Inc.	166,482	24,402,932
Morgan Stanley	366,387	52,195,492
S&P Global, Inc.	85,074	46,884,281
		200,726,236
Chemicals — 1.7%
Ecolab, Inc.	107,307	28,088,680
Linde PLC	90,403	41,608,885
		69,697,565
Commercial Services and Supplies — 0.4%
Copart, Inc.(1)	338,282	15,334,323
Communications Equipment — 1.5%
Arista Networks, Inc.(1)	210,622	25,952,843
Motorola Solutions, Inc.	79,684	34,979,682
		60,932,525
Consumer Finance — 0.7%
American Express Co.	98,527	29,490,116
Consumer Staples Distribution & Retail — 1.5%
Costco Wholesale Corp.	30,540	28,696,606
Sysco Corp.	395,632	31,492,307
		60,188,913
Containers and Packaging — 0.5%
Ball Corp.	343,529	19,670,471
Distributors — 0.3%
LKQ Corp.	410,056	12,084,350
Diversified Telecommunication Services — 0.3%
Verizon Communications, Inc.	310,513	13,277,536

Electric Utilities — 1.4%
NextEra Energy, Inc.	802,624	57,034,461
Electrical Equipment — 1.4%
Eaton Corp. PLC	90,441	34,794,462
GE Vernova, Inc.	31,753	20,966,188
		55,760,650
Electronic Equipment, Instruments and Components — 0.4%
CDW Corp.	95,700	16,688,166
Energy Equipment and Services — 0.8%
Schlumberger NV	976,156	32,994,073
Entertainment — 1.2%
Liberty Media Corp.-Liberty Formula One, Class C(1)	69,047	6,928,867
Netflix, Inc.(1)	35,328	40,959,283
		47,888,150
Financial Services — 3.3%
Fiserv, Inc.(1)	127,290	17,685,673
Mastercard, Inc., Class A	133,186	75,445,873
Visa, Inc., Class A	116,490	40,243,800
		133,375,346
Ground Transportation — 1.1%
Uber Technologies, Inc.(1)	253,704	22,262,526
Union Pacific Corp.	90,230	20,028,353
		42,290,879
Health Care Equipment and Supplies — 1.3%
IDEXX Laboratories, Inc.(1)	49,579	26,490,556
Intuitive Surgical, Inc.(1)	53,214	25,600,723
		52,091,279
Health Care Providers and Services — 1.4%
Cencora, Inc.	46,409	13,276,687
Cigna Group	101,228	27,066,343
UnitedHealth Group, Inc.	68,708	17,146,768
		57,489,798
Hotels, Restaurants and Leisure — 2.0%
Airbnb, Inc., Class A(1)	56,553	7,488,183
Booking Holdings, Inc.	4,461	24,553,611
Chipotle Mexican Grill, Inc.(1)	409,776	17,571,195
Hilton Worldwide Holdings, Inc.	113,228	30,354,162
		79,967,151
Household Products — 2.0%
Church & Dwight Co., Inc.	211,635	19,845,014
Colgate-Palmolive Co.	162,314	13,610,029
Procter & Gamble Co.	301,036	45,296,887
		78,751,930
Industrial Conglomerates — 0.6%
Honeywell International, Inc.	107,239	23,844,592
Industrial REITs — 0.9%
Prologis, Inc.	335,690	35,844,978
Insurance — 1.7%
Marsh & McLennan Cos., Inc.	97,438	19,409,650
MetLife, Inc.	374,988	28,480,339
Progressive Corp.	80,960	19,595,558
		67,485,547
Interactive Media and Services — 7.0%
Alphabet, Inc., Class A	842,005	161,580,759

Meta Platforms, Inc., Class A	154,738	119,680,559
		281,261,318
IT Services — 2.1%
Accenture PLC, Class A	103,444	27,629,892
International Business Machines Corp.	175,156	44,340,742
MongoDB, Inc.(1)	47,618	11,327,846
		83,298,480
Life Sciences Tools and Services — 1.8%
Agilent Technologies, Inc.	113,284	13,006,136
Danaher Corp.	177,282	34,952,919
Thermo Fisher Scientific, Inc.	54,232	25,363,222
		73,322,277
Machinery — 2.7%
Cummins, Inc.	83,509	30,699,578
Deere & Co.	42,499	22,285,201
Parker-Hannifin Corp.	27,896	20,417,082
Xylem, Inc.	243,585	35,227,263
		108,629,124
Oil, Gas and Consumable Fuels — 1.5%
Cheniere Energy, Inc.	128,093	30,214,577
Williams Cos., Inc.	458,970	27,515,251
		57,729,828
Pharmaceuticals — 2.5%
Bristol-Myers Squibb Co.	225,371	9,760,818
Eli Lilly & Co.	62,037	45,911,723
Merck & Co., Inc.	199,266	15,566,660
Zoetis, Inc.	185,956	27,110,525
		98,349,726
Professional Services — 0.7%
Automatic Data Processing, Inc.	85,253	26,385,803
Semiconductors and Semiconductor Equipment — 13.6%
Analog Devices, Inc.	210,722	47,334,483
Applied Materials, Inc.	60,054	10,813,323
ARM Holdings PLC, ADR(1)	57,364	8,109,835
ASML Holding NV	14,247	9,874,210
Broadcom, Inc.	460,614	135,282,332
NVIDIA Corp.	1,878,786	334,179,666
		545,593,849
Software — 12.7%
Cadence Design Systems, Inc.(1)	132,715	48,383,908
Crowdstrike Holdings, Inc., Class A(1)	38,083	17,311,389
Dynatrace, Inc.(1)	334,744	17,610,882
Microsoft Corp.	674,621	359,910,303
Salesforce, Inc.	71,328	18,426,162
ServiceNow, Inc.(1)	25,315	23,875,083
Workday, Inc., Class A(1)	103,005	23,627,287
		509,145,014
Specialized REITs — 1.1%
Equinix, Inc.	47,462	37,265,739
SBA Communications Corp.	23,978	5,388,336
		42,654,075
Specialty Retail — 3.4%
Home Depot, Inc.	155,564	57,171,326
O'Reilly Automotive, Inc.(1)	64,849	6,375,954

TJX Cos., Inc.	337,640	42,046,309
Tractor Supply Co.	497,612	28,339,003
		133,932,592
Technology Hardware, Storage and Peripherals — 4.1%
Apple, Inc.	787,993	163,563,707
Textiles, Apparel and Luxury Goods — 0.2%
Deckers Outdoor Corp.(1)	88,681	9,415,262
Trading Companies and Distributors — 1.1%
Ferguson Enterprises, Inc.	80,098	17,888,286
United Rentals, Inc.	28,839	25,463,107
		43,351,393
TOTAL COMMON STOCKS (Cost $2,203,328,613)		3,990,537,090
EXCHANGE-TRADED FUNDS — 0.1%
iShares Core S&P 500 ETF (Cost $3,162,582)	5,185	3,291,956
SHORT-TERM INVESTMENTS — 0.2%
Money Market Funds — 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class	2,601	2,601
Repurchase Agreements — 0.2%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 4.00%, 11/15/52, valued at $665,524), in a joint trading account at 4.32%, dated 7/31/25, due 8/1/25 (Delivery value $653,297)		653,219
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 1.25%, 4/15/28, valued at $5,883,447), at 4.35%, dated 7/31/25, due 8/1/25 (Delivery value $5,768,697)		5,768,000
		6,421,219
TOTAL SHORT-TERM INVESTMENTS (Cost $6,423,820)		6,423,820
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $2,212,915,015)		4,000,252,866
OTHER ASSETS AND LIABILITIES — 0.0%		(668,199)
TOTAL NET ASSETS — 100.0%		$3,999,584,667

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	504,229	USD	598,033	Goldman Sachs & Co. LLC	9/26/25	$(20,587)
EUR	977,480	USD	1,138,715	Goldman Sachs & Co. LLC	9/26/25	(19,298)
EUR	4,473,004	USD	5,242,989	JPMorgan Chase Bank NA	9/26/25	(120,471)
EUR	3,834,417	USD	4,505,682	Morgan Stanley & Co. LLC	9/26/25	(114,479)
EUR	203,287	USD	238,751	Morgan Stanley & Co. LLC	9/26/25	(5,946)
EUR	416,467	USD	491,992	Morgan Stanley & Co. LLC	9/26/25	(15,052)
EUR	453,487	USD	534,908	UBS AG	9/26/25	(15,571)
USD	4,819,023	EUR	4,153,936	Goldman Sachs & Co. LLC	9/26/25	61,905
USD	4,820,805	EUR	4,153,936	JPMorgan Chase Bank NA	9/26/25	63,687
USD	4,814,886	EUR	4,153,937	Morgan Stanley & Co. LLC	9/26/25	57,767
USD	1,140,058	EUR	974,404	Morgan Stanley & Co. LLC	9/26/25	24,164
USD	315,937	EUR	270,237	Morgan Stanley & Co. LLC	9/26/25	6,459
USD	347,146	EUR	297,018	Morgan Stanley & Co. LLC	9/26/25	6,999
USD	363,513	EUR	313,648	Morgan Stanley & Co. LLC	9/26/25	4,321
USD	4,818,649	EUR	4,153,936	UBS AG	9/26/25	61,531
						$(24,571)

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
EUR	–	Euro
USD	–	United States Dollar
(1)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause a fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$3,980,662,880	$9,874,210	—
Exchange-Traded Funds	3,291,956	—	—
Short-Term Investments	2,601	6,421,219	—
	$3,983,957,437	$16,295,429	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$286,833	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$311,404	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual financial statements.